Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Other Investments [Line Items]
Current portion		₨ 18,330	$ 282	₨ 14,270
Non-current portion		2,549	$ 39	5,237
Cost [member]
Other Investments [Line Items]
Investments		22,312		15,783
Current portion		18,255		12,853
Non-current portion		4,057		2,930
Cost [member] | Investment funds [member]
Other Investments [Line Items]
Investments		14,703		9,677
Current portion		14,703		9,464
Non-current portion				213
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments		41		3,403
Current portion		41		3,389
Non-current portion				14
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments		232
Current portion		232
Cost [member] | Debt Securities [Member]
Other Investments [Line Items]
Investments		4,633
Current portion		3,279
Non-current portion		1,354
Cost [member] | Other equity securities [member]
Other Investments [Line Items]
Investments	[2]	2,703		2,703
Non-current portion	[2]	2,703		2,703
Gain recognized directly in equity [member]
Other Investments [Line Items]
Investments		(1,433)		3,724
Current portion		75		1,417
Non-current portion		(1,508)		2,307
Gain recognized directly in equity [member] | Investment funds [member]
Other Investments [Line Items]
Investments		75		1,464
Current portion		75		1,417
Non-current portion				47
Gain recognized directly in equity [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments		0		0
Current portion		0		0
Non-current portion				0
Gain recognized directly in equity [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments		0
Current portion		0
Gain recognized directly in equity [member] | Debt Securities [Member]
Other Investments [Line Items]
Investments		0
Current portion		0
Non-current portion		0
Gain recognized directly in equity [member] | Other equity securities [member]
Other Investments [Line Items]
Investments	[2]	(1,508)		2,260
Non-current portion	[2]	(1,508)		2,260
Fair value / amortized cost [Member]
Other Investments [Line Items]
Investments	[3]	20,879		19,507
Current portion	[3]	18,330		14,270
Non-current portion	[3]	2,549		5,237
Fair value / amortized cost [Member] | Investment funds [member]
Other Investments [Line Items]
Investments	[3]	14,778		11,141
Current portion	[3]	14,778		10,881
Non-current portion	[3]			260
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments	[3]	41		3,403
Current portion	[3]	41		3,389
Non-current portion	[3]			14
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments	[3]	232
Current portion	[3]	232
Fair value / amortized cost [Member] | Debt Securities [Member]
Other Investments [Line Items]
Investments	[3]	4,633
Current portion	[3]	3,279
Non-current portion	[3]	1,354
Fair value / amortized cost [Member] | Other equity securities [member]
Other Investments [Line Items]
Investments	[2],[3]	1,195		4,963
Non-current portion	[2],[3]	₨ 1,195		₨ 4,963

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Primarily represents the shares of Curis, Inc. Refer to Note 31 of these consolidated financial statements for further details.
[3]	Interest accrued but not due on bonds, commercial papers and term deposits with banks is included in other current assets.